Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Subclassifications of assets, liabilities and equities [abstract]
Interest including interest rate swaps	$ 50,714	$ 48,047	$ 44,887
Payroll and benefits	44,167	36,807	34,828
Audit, legal and other general expenses	16,383	24,831	14,158
Voyage and vessel expenses	31,107	19,829	25,475
Income and other tax payable	1,289	3,921	3,080
Accruals	$ 143,660	$ 133,435	$ 122,428